Debt (Schedule of Debt) (Details) $ in Millions, $ in Millions	Mar. 31, 2021 USD ($) € / $	Jan. 27, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 € / $	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019	Aug. 31, 2019
Debt Instrument
Outstanding principal			$ 2,700				$ 200	$ 2,700
Debt:	$ 7,026		6,267					17,089
Total Non-Vehicle Debt Subject to Compromise	4,511		4,443
Non-vehicle
Debt Instrument
Outstanding principal	740		243					3,721
Debt:	740		243					3,721
Unamortized Debt Issuance Costs and Net (Discount) Premium	(36)		(36)					0
Total Non-Vehicle Debt Subject to Compromise	4,511		4,443					0
Vehicle
Debt Instrument
Debt:	6,286		6,024					13,368
Corporate Debt | Non-vehicle
Debt Instrument
Unamortized Debt Issuance Costs and Net (Discount) Premium	$ (26)		(25)					(34)
Senior Secured Superpriority Debtor-in-Possession Credit Agreement | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	8.25%			8.53%
Outstanding principal	$ 750		250					0
Other Corporate Debt | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	8.25%			7.26%
Outstanding principal	$ 16		18					18
Senior Term Loan | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	3.50%			3.50%
Outstanding principal			0					660
Liabilities subject to compromise	$ 656		656					0
Senior RCF | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	3.38%			3.41%
Outstanding principal								0
Liabilities subject to compromise	$ 615		615					0
Senior Notes
Debt Instrument
Outstanding principal	$ 2,700		2,700
Senior Notes | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	6.11%			6.11%
Outstanding principal			0					2,700
Liabilities subject to compromise	$ 2,700		2,700					0
Senior Second Priority Secured Notes | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	7.63%			7.63%
Outstanding principal			0					350
Liabilities subject to compromise	$ 350		350					0
Promissory Notes | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	7.00%
Liabilities subject to compromise	$ 27		27
Alternative Letter of Credit Facility | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	5.25%
Liabilities subject to compromise	$ 142		114
Senior RCF Letter of Credit Facility | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	5.50%
Liabilities subject to compromise	$ 34		17
Letter of Credit Facility | Non-vehicle
Debt Instrument
Average interest rate (as a percent)	5.50%
Liabilities subject to compromise	$ 23		0
Fleet Debt
Debt Instrument
Unamortized Debt Issuance Costs and Net (Discount) Premium	(54)		(63)					(47)
Debt:	6,286		6,024
HVF II U.S. ABS Program
Debt Instrument
Outstanding principal			1,940					2,644
HVF II U.S. Vehicle Variable Funding Notes | Vehicle
Debt Instrument
Outstanding principal	$ 1,665		1,940
HVF II Series 2013-A Notes
Debt Instrument
Outstanding principal							$ 4,900
HVF II Series 2013-A Notes | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.41%
Outstanding principal	$ 1,665		1,940
HVF II U.S. Vehicle Medium Term Notes
Debt Instrument
Outstanding principal			2,669					6,620
HVF II U.S. Vehicle Medium Term Notes | Vehicle
Debt Instrument
Outstanding principal	$ 2,360		2,669
HVF II Series 2015-3
Debt Instrument
Average interest rate (as a percent)				3.64%
Outstanding principal			163					371
HVF II Series 2015-3 | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.78%
Outstanding principal	$ 144		163
HVF II Series 2016-2
Debt Instrument
Average interest rate (as a percent)				3.98%
Outstanding principal			263					595
HVF II Series 2016-2 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.12%
Outstanding principal	$ 232		263
HVF II Series 2016-4
Debt Instrument
Average interest rate (as a percent)				3.65%
Outstanding principal			187					424
HVF II Series 2016-4 | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.78%
Outstanding principal	$ 165		187
HVF II Series 2017-1
Debt Instrument
Average interest rate (as a percent)				3.91%
Outstanding principal			199					450
HVF II Series 2017-1 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.03%
Outstanding principal	$ 176		199
HVF II Series 2017-2
Debt Instrument
Average interest rate (as a percent)				4.31%
Outstanding principal			164					350
HVF II Series 2017-2 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.45%
Outstanding principal	$ 145		164
HVF II Series 2018-1
Debt Instrument
Average interest rate (as a percent)				3.86%
Outstanding principal			468					1,000
HVF II Series 2018-1 | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.93%
Outstanding principal	$ 414		468
HVF II Series 2018-2
Debt Instrument
Average interest rate (as a percent)				4.31%
Outstanding principal			94					200
Debt:								13,368
HVF II Series 2018-2 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.40%
Outstanding principal	$ 84		94
HVF II Series 2018-3
Debt Instrument
Average interest rate (as a percent)				4.62%
Outstanding principal			95					200
HVF II Series 2018-3 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.69%
Outstanding principal	$ 84		95
HVF II Series 2019-1
Debt Instrument
Average interest rate (as a percent)				4.37%
Outstanding principal			330					700
HVF II Series 2019-1 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.45%
Outstanding principal	$ 292		330
HVF II Series 2019-2
Debt Instrument
Average interest rate (as a percent)				3.98%
Outstanding principal			354					750
HVF II Series 2019-2 | Vehicle
Debt Instrument
Average interest rate (as a percent)	4.05%
Outstanding principal	$ 313		354
HVF II Series 2019-3
Debt Instrument
Average interest rate (as a percent)				3.22%
Outstanding principal			352					800
HVF II Series 2019-3 | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.30%
Outstanding principal	$ 311		352
HVIF U.S. Fleet Medium Term Notes | Vehicle
Debt Instrument
Outstanding principal	$ 881		0
HVIF Series 2020-1 | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.53%
Outstanding principal	$ 881		0
Other Fleet Debt
Debt Instrument
Outstanding principal			1,478					2,490
Other Fleet Debt | Vehicle
Debt Instrument
Outstanding principal	1,434		1,478
European Fleet Notes
Debt Instrument
Average interest rate (as a percent)				5.07%
Outstanding principal	$ 853		888					$ 810
Foreign currency exchange rate (EURO to USD)	1.18			1.22		1.22		1.12
European Fleet Notes | Vehicle
Debt Instrument
Average interest rate (as a percent)	5.07%
Outstanding principal	$ 853		888
4.125% Senior Notes due October 2021
Debt Instrument
Outstanding principal	$ 265		276					$ 251
Interest rate	4.125%			4.125%
European Fleet Notes, 5.500%, Due March 2023
Debt Instrument
Outstanding principal	$ 588		612					559
Interest rate	5.50%			5.50%
European ABS | Vehicle
Debt Instrument
Average interest rate (as a percent)	1.60%
Outstanding principal	$ 212		263
Hertz Canadian Securitization
Debt Instrument
Average interest rate (as a percent)				3.67%
Outstanding principal		$ 350	53		$ 350			241
Hertz Canadian Securitization | Vehicle
Debt Instrument
Average interest rate (as a percent)	2.44%
Outstanding principal	$ 95		53
Australian Securitization
Debt Instrument
Average interest rate (as a percent)				1.67%
Outstanding principal			97					177
Australian Securitization | Vehicle
Debt Instrument
Average interest rate (as a percent)	1.66%
Outstanding principal	$ 99		97
New Zealand RCF
Debt Instrument
Average interest rate (as a percent)				2.91%
Outstanding principal			35					50
New Zealand RCF | Vehicle
Debt Instrument
Average interest rate (as a percent)	2.95%
Outstanding principal	$ 31		35
UK Leveraged Financing
Debt Instrument
Average interest rate (as a percent)				3.01%
Outstanding principal			105					247
UK Leveraged Financing | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.03%
Outstanding principal	$ 91		105
Other Vehicle Debt | Vehicle
Debt Instrument
Average interest rate (as a percent)	3.35%
Outstanding principal	$ 53		37
6.250% Senior Notes due October 2022
Debt Instrument
Outstanding principal	$ 500		500					500
Interest rate	6.25%			6.25%
5.500% Senior Notes due October 2024
Debt Instrument
Outstanding principal	$ 800		800					$ 800
Interest rate	5.50%			5.50%
7.125% Senior Notes due August 2026
Debt Instrument
Outstanding principal	$ 500		500
Interest rate	7.125%									7.125%
6.000% Senior Notes due January 2028
Debt Instrument
Outstanding principal	$ 900		$ 900
Interest rate	6.00%								6.00%